Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business and Significant Accounting Policies
Schedule of Commitments and Contingencies
Years Ending December 31,

2021(remaining)	$96,000
2022	144,000
$240,000

2021	$192,000
2022	144,000
$336,000